Class K [Member] Investment Objectives and Goals - Class K - BlackRock GA Dynamic Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock GA Dynamic Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock GA Dynamic Equity Fund (the “Fund”) is to seek to provide total return.